Subsequent events (Details) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended
	Jun. 25, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2018	Nov. 05, 2018 USD ($)	Jul. 14, 2018 USD ($)	Jun. 28, 2018 $ / shares
Merger Agreement | Easterly | Common shares
Subsequent events
Number of times of book value per share at which the common shares are exchanged			1.05
Redemption Agreement | IMGAH | Series A preference shares
Subsequent events
Redemption amount of preference shares				$ 95.0
Subsequent events | Merger Agreement | Easterly
Subsequent events
Amount agreed to pay through extension period per share | $ / shares						$ 0.03
Proforma market capitalization amount	$ 2,200.0
Percentage of equity interest owned by acquiree in combined entity	7.00%
Percentage of equity interest owned by private placement investors in combined entity	9.00%
Subsequent events | Merger Agreement | Easterly | Common shares
Subsequent events
Number of times of book value per share at which the common shares are exchanged	1.05
Subsequent events | Share Purchase Agreement
Subsequent events
Call option charges		$ 4.5
Subsequent events | Redemption Agreement | IMGAH | Series A preference shares
Subsequent events
Redemption amount of preference shares					$ 95.0